Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000229123_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.25%
C000229123_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(2.35%)
C000214977_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(1.69%)
C000214977_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				(1.96%)
C000214977_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.80%)
C000113282_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.25%
C000113282_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				(0.33%)
C000113282_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent							1.35%
C000241080_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(1.69%)
C000241080_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.29%
C000229124_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.25%
C000229124_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(2.35%)
C000200824_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000200824_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.99%
C000200824_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.24%
C000229123_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
C000229123_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											$ 10,000
C000229123_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										$ 10,133
C000229123_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									$ 9,845
C000229123_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,303	$ 10,303	$ 10,303	$ 10,303	$ 10,303	$ 10,303	$ 10,303	$ 10,303
C000229123_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index
C000229123_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											10,000
C000229123_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,148
C000229123_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,870
C000229123_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,321	10,321	$ 10,321	10,321	10,321	10,321	10,321	10,321
C000229123_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000229123_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											10,000
C000229123_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										9,927
C000229123_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									8,635
C000229123_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,113	9,113	$ 9,113	9,113	$ 9,113	9,113	9,113	9,113
C000229123_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.86%
C000229123_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.31%
C000229123_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.69%
C000229123_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.31%
C000214977_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® International Bond Index Fund
C000214977_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value													$ 10,000
C000214977_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value												$ 9,887
C000214977_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											10,315
C000214977_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,135
C000214977_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,036
C000214977_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,712	9,712	9,712	9,712	$ 9,712	9,712	9,712	9,712
C000214977_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Global Aggregate ex-USD Float Adjusted RIC Diversified Index (Hedged USD)
C000214977_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,000
C000214977_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												9,918
C000214977_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											10,351
C000214977_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,198
C000214977_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,142
C000214977_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,932	9,932	9,932	9,932	$ 9,932	9,932	9,932	9,932
C000214977_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Global Aggregate Bond Index
C000214977_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,000
C000214977_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												10,038
C000214977_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											10,961
C000214977_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,445
C000214977_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									8,748
C000214977_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,248	9,248	9,248	$ 9,248	$ 9,248	9,248	9,248	$ 9,248
C000214977_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.64%
C000214977_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.55%
C000214977_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	0.31%
C000214977_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.26%
C000214977_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.06%
C000214977_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	0.85%
C000113282_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name								Fidelity® Inflation-Protected Bond Index Fund
C000113282_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																		$ 10,000
C000113282_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																	$ 9,829
C000113282_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value																$ 10,308
C000113282_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value															$ 10,615
C000113282_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value														$ 10,469
C000113282_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value													11,340
C000113282_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value												12,576
C000113282_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											13,321
C000113282_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										11,716
C000113282_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									12,159
C000113282_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,404	12,404	12,404	$ 12,404	12,404	12,404	12,404	$ 12,404
C000113282_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
C000113282_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																		10,000
C000113282_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																	9,856
C000113282_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																10,318
C000113282_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value															10,628
C000113282_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,494
C000113282_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													11,378
C000113282_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												12,629
C000113282_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											13,381
C000113282_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										11,796
C000113282_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									12,256
C000113282_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,481	12,481	12,481	12,481	12,481	12,481	12,481	$ 12,481
C000113282_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
C000113282_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																		$ 10,000
C000113282_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																	$ 10,055
C000113282_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																$ 10,321
C000113282_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value															$ 10,687
C000113282_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,688
C000113282_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													11,620
C000113282_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												12,492
C000113282_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											12,299
C000113282_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,699
C000113282_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									11,291
C000113282_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,432	$ 11,432	11,432	$ 11,432	11,432	11,432	$ 11,432	$ 11,432
C000113282_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.01%
C000113282_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.81%
C000113282_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent							2.18%
C000113282_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.84%
C000113282_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.87%
C000113282_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent							2.24%
C000241080_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI International Credit Fund
C000241080_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000241080_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,621	$ 10,621	10,621	$ 10,621	10,621	10,621	$ 10,621	10,621
C000241080_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD)
C000241080_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000241080_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,810	$ 10,810	10,810	10,810	10,810	10,810	10,810	10,810
C000241080_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
C000241080_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000241080_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,604	$ 10,604	$ 10,604	10,604	10,604	10,604	10,604	10,604
C000241080_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.19%
C000241080_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	6.77%
C000241080_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.44%
C000241080_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.82%
C000229124_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
C000229124_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											10,000
C000229124_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,221
C000229124_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									8,275
C000229124_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,507	8,507	$ 8,507	8,507	8,507	8,507	8,507	8,507
C000229124_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Inflation-Protected Securities (TIPS) 5+ Years Index
C000229124_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											10,000
C000229124_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,230
C000229124_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									8,308
C000229124_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	8,556	8,556	$ 8,556	8,556	8,556	8,556	8,556	8,556
C000229124_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000229124_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											10,000
C000229124_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										9,927
C000229124_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									8,635
C000229124_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,113	9,113	$ 9,113	9,113	9,113	$ 9,113	9,113	9,113
C000229124_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(0.42%)
C000229124_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	(4.78%)
C000229124_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(0.78%)
C000229124_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(4.72%)
C000200824_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® SAI Municipal Income Fund
C000200824_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,000
C000200824_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,267
C000200824_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value												11,141
C000200824_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											11,617
C000200824_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										11,887
C000200824_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,706
C000200824_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,514	11,514	11,514	11,514	11,514	$ 11,514	11,514	11,514
C000200824_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 3+ Year Municipal Bond Index
C000200824_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,000
C000200824_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,178
C000200824_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												11,010
C000200824_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											11,631
C000200824_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										11,828
C000200824_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,711
C000200824_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,440	11,440	11,440	11,440	11,440	$ 11,440	11,440	11,440
C000200824_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
C000200824_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														$ 10,000
C000200824_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													$ 10,167
C000200824_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												$ 10,933
C000200824_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											$ 11,503
C000200824_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										$ 11,678
C000200824_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									$ 10,682
C000200824_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,366	$ 11,366	$ 11,366	$ 11,366	$ 11,366	$ 11,366	$ 11,366	$ 11,366
C000200824_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.83%
C000200824_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.02%
C000200824_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.58%
C000200824_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.88%
C000200824_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.95%
C000200824_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.32%